Consolidated Balance Sheets	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Current assets
Cash and cash equivalents	¥ 4,925,383	$ 725,912	¥ 21,121,206
Restricted cash			16,828
Short-term investment	129,427,595	19,075,267	130,400,312
Accounts receivable, net	40,894,396	6,027,088	41,564,871
Inventories	9,344,044	1,377,142	8,229,291
Prepayments and other current assets	402,771,272	59,361,139	383,805,123
Total current assets	587,362,690	86,566,548	585,137,631
Non-current assets
Property, plant and equipment, net	226,016	33,311	303,325
Operating lease Right-of-use assets	7,474,341	1,101,582	8,581,133
Intangible assets, net	1,335,790	196,871	1,610,713
Goodwill	4,973,027	732,933	4,973,027
Digital assets	1,098,494,475	161,898,052	730,150,140
Other non-current assets	73,307,126	10,804,133	64,814,066
Total non-current assets	1,185,810,775	174,766,882	810,432,404
Total assets	1,773,173,465	261,333,430	1,395,570,035
Current liabilities
Short-term bank borrowings	35,050,800	5,165,849	37,430,000
Current portion of long-term bank borrowings	608,033	89,613	549,012
Accounts payable	27,373,609	4,034,371	25,524,921
Contract liabilities	11,645,751	1,716,371	13,977,338
Shareholder loans, at amortized cost	21,449,891	3,161,323	23,207,757
Amounts due to related parties	5,413,606	797,867	8,160,511
Accrued expenses and other current liabilities	217,319,173	32,028,882	557,130,576
Current portion of lease liabilities	1,392,622	205,247	2,047,880
Total current liabilities	320,253,485	47,199,523	668,027,995
Non-current liabilities
Long-term bank borrowings	3,486,980	513,917	3,876,918
Operating lease liabilities	5,942,889	875,873	6,405,503
Shareholder loans, at amortized cost	16,483,576	2,429,378	16,483,576
Convertible loans, at amortized cost	126,228,857	18,603,831	137,501,657
Deferred tax liabilities	1,264,873	186,419	1,264,873
Other non-current liabilities	10,405,554	1,533,589	10,405,554
Total non-current liabilities	163,812,729	24,143,007	175,938,081
Total liabilities	484,066,214	71,342,530	843,966,076
Shareholders’ equity
Additional paid-in-capital	3,675,612,130	541,718,196	2,498,773,335
Accumulated deficit	(2,440,673,846)	(359,710,814)	(2,171,283,787)
Accumulated other comprehensive loss	(134,647,602)	(19,844,601)	(125,758,629)
Total shareholders’ equity attributable to DDC Enterprise Limited	1,226,814,077	180,810,022	498,056,657
Non-controlling interest	62,293,174	9,180,878	53,547,302
Total shareholders’ equity	1,289,107,251	189,990,900	551,603,959
Total liabilities and shareholders’ equity	1,773,173,465	261,333,430	1,395,570,035
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	126,326,916	18,618,284	65,584,619
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	196,479	28,957	196,479
Convertible preferred shares
Shareholders’ equity
Convertible Preferred Shares			¥ 230,544,640